Selected Statements of Operations Data (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income:
Interest income	$ 572	$ 489	$ 229
Foreign currency exchange gain	215	424	36
Financial income	787	913	265
Financial expenses:
Bank charges	(58)	(23)	(23)
Foreign currency exchange loss	(340)	(74)	(675)
Financial expenses	(398)	(97)	(698)
Financial income (expenses), net	$ 389	$ 816	$ (433)